SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 525	$ 1,214	$ 3,557
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(59)	192	2,038
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	587	1,103	1,567
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ (3)	$ (81)	$ (48)